COMMON STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
COMMON STOCK OPTIONS AND WARRANTS

NOTE 13 – COMMON STOCK OPTIONS AND WARRANTS

Options

2023

During the second quarter of 2023, the Company’s Board of Directors granted 293,117 new stock options and in the fourth quarter granted a further 170,000 new stock options both with a strike price of $4.22 per share to 19 key employees and one contract employee. These options were awarded as a one-time award as a retention incentive and have a fair value of approximately $556,000 for the April 1, 2023 awards and approximately $172,000 for the December 1, 2023 award and carry a three-year vesting period. The issuance of these options generated stock option compensation expense in the year in the amount of $269,611 and a balance of unamortized stock option compensation expense of $458,389, that is being expensed over the following 2.0 years.

During the first quarter of 2023, two former staff members forfeited 1,608 non-qualified stock options as the options expired.

2022

During the first quarter of 2022, the Company’s Board of Directors granted 665,000 new stock options and in the third quarter granted a further 20,000 new stock options both with a strike price of $6.41 per share to 16 key employees. These options were awarded as a one-time award as a retention incentive and have a fair value of $1,596,804 for the January 1, 2022 awards and $33,096 for the July 1, 2022 award and carry a three-year vesting period. The issuance of these options generated stock option compensation expense in the year in the amount of $819,191 and a balance of unamortized stock option compensation expense of $458,389, that is being expensed over the following 2.0 years.

During the second quarter of 2022, three former staff members forfeited 110,000 non-qualified stock options. Additionally, during the third quarter of 2022, two employees forfeited 80,000 non-qualified stock options.

During the third quarter of 2021, the shareholders approved the issuance of up to one million shares or share equivalents in the form of stock options for the purposes of share issuance for compensation to Board Members and grants to certain staff members for recruiting and retention. On August 5, 2021, the Company filed an S-8 registration statement in concert with the 2021 Equity Incentive Plan. The plan covers a period of ten years.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at December 31, 2021	431,266	$4.98	3.4	$197,506
Granted	685,000	$6.41	4.0	—
Forfeited	(190,000)	$6.41	—	—
Outstanding at December 31, 2022	926,266	$5.74	3.3	—
Exercisable at December 31, 2022	404,599	$5.02	3.3	—

Outstanding at December 31, 2022	926,266	$5.74	3.3	—
Granted	463,117	$4.22	4.35	—
Exercised/Forfeited	(1,608)	$14.00	—	—
Outstanding at December 31, 2023	1,387,775	$5.23	3.0	$—
Exercisable at December 31, 2023	581,324	$5.38	1.8	—

The fair value of the incentive stock option grants for the years ended December 31, 2023 and 2022 were estimated using the following weighted- average assumptions:

	For the Years Ended December 31,
	2023	2022
Risk free interest rate	3.73%	0.97% – 3.15%
Expected term in years	3.50	3.25 – 3.50
Dividend yield	—	—
Volatility of common stock	54% –118%	72% – 80%
Weighted average grant date fair value per option	$1.57	$2.33

Warrants

2023

During the first and fourth quarters of 2023, warrants held by 48 holders representing 102,947 shares expired. All of the expired warrants can no longer be exercised.

2022

During the fourth quarter of 2022, warrants held by 63 holders representing 1,228,875 shares expired. All of the expired warrants can no longer be exercised.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (Years)	Value
Outstanding at December 31, 2021	1,376,466	$8.18	1.9	—
Warrants expired, forfeited, cancelled or exercised	(1,228,875)	$—	—	—
Warrants issued	—	$—	—	—
Outstanding at December 31, 2022	80,091	$8.63	0.98	—
Exercisable at December 31, 2022	80,091	$8.63	0.8	—

Outstanding at December 31, 2022	80,091	$8.63	0.8	—
Warrants expired, forfeited, cancelled or exercised	(102,947)	$—	—	—
Warrants issued	—	$—	—	—
Outstanding at December 31, 2023	44,644	$7.70	0.7	—
Exercisable at December 31, 2023	44,644	$7.70	0.7	—